Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Basic Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 82.0%
Air Products & Chemicals Inc.	119,827	$28,603,903
Albemarle Corp.	59,013	4,737,564
Ashland Global Holdings Inc.	34,174	2,528,193
Axalta Coating Systems Ltd.(a)	117,364	3,381,257
Cabot Corp.	33,576	1,338,004
Celanese Corp.	66,733	6,906,865
CF Industries Holdings Inc.	120,906	4,870,094
Chemours Co. (The)	96,250	1,334,987
Corteva Inc.(a)	410,863	11,882,158
Dow Inc.(a)	321,758	14,823,391
DuPont de Nemours Inc.	402,701	20,610,237
Eastman Chemical Co.	75,512	5,381,740
Ecolab Inc.	136,319	26,733,519
Element Solutions Inc.(a)	129,134	1,510,868
FMC Corp.	71,629	6,847,016
HB Fuller Co.	29,922	1,382,696
Huntsman Corp.	114,130	2,346,513
Ingevity Corp.(a)	24,354	1,588,368
International Flavors & Fragrances Inc.	58,901	7,722,510
Linde PLC	292,008	59,315,585
LyondellBasell Industries NV, Class A	140,970	10,975,924
Mosaic Co. (The)	195,493	3,878,581
NewMarket Corp.	4,255	1,870,583
Olin Corp.	93,658	1,392,694
PolyOne Corp.	41,811	1,387,289
PPG Industries Inc.	128,542	15,404,473
RPM International Inc.	72,034	5,141,067
Scotts Miracle-Gro Co. (The)	22,440	2,754,286
Sensient Technologies Corp.	24,751	1,478,872
Valvoline Inc.	107,562	2,267,407
Westlake Chemical Corp.	20,504	1,254,845
WR Grace & Co.	32,042	2,158,349

		263,809,838

Metals & Mining — 17.4%
Alcoa Corp.(a)(b)	108,413	1,512,361
Allegheny Technologies Inc.(a)	74,553	1,286,039
Carpenter Technology Corp.	28,490	1,132,193
Commercial Metals Co.	69,497	1,428,163

Security	Shares	Value

Metals & Mining (continued)
Freeport-McMoRan Inc.	798,816	$8,866,858
Newmont Corp.	445,663	20,081,575
Nucor Corp.	167,170	7,938,903
Reliance Steel & Aluminum Co.	37,171	4,267,231
Royal Gold Inc.	36,621	4,223,134
Steel Dynamics Inc.	120,729	3,607,383
U.S. Steel Corp.(b)	103,764	941,139
Worthington Industries Inc.	22,872	841,232

		56,126,211

Oil, Gas & Consumable Fuels — 0.1%
Peabody Energy Corp.	54,210	366,459

Paper & Forest Products — 0.4%
Domtar Corp.	34,139	1,188,720

Total Common Stocks — 99.9% (Cost: $386,536,104)		321,491,228

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	1,154,781	1,155,474
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	618,000	618,000

		1,773,474

Total Short-Term Investments — 0.5% (Cost: $1,773,243)		1,773,474

Total Investments in Securities — 100.4% (Cost: $388,309,347)		323,264,702

Other Assets, Less Liabilities — (0.4)%		(1,310,446)

Net Assets — 100.0%		$321,954,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	608,311	546,470	1,154,781	$1,155,474	$5,081	(b)	$(263)	$51
BlackRock Cash Funds: Treasury, SL Agency Shares	355,680	262,320	618,000	618,000	7,281		—	—

				$1,773,474	$12,362		$(263)	$51

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Basic Materials ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Industrial Index	6	03/20/20	$488	$(2,115)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$321,491,228	$—	$—	$321,491,228
Money Market Funds	1,773,474	—	—	1,773,474

	$323,264,702	$—	$—	$323,264,702

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,115)	$—	$—	$(2,115)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2